Marketable securities and other investments	12 Months Ended
Mar. 31, 2015
Marketable securities and other investments

7. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014	2015
Marketable securities:
Available-for-sale	¥158,775	¥181,830
Other investments	13,100	13,217

Marketable securities and other investments (Non-current)	¥171,875	¥195,047

The carrying amount and fair value of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2014 and 2015, aggregated by maturities, were as follows:

	Millions of yen
	2014		2015
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥5	¥5	¥6	¥6
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥5	¥5	¥6	¥6

The cost, gross unrealized holding gains and losses and fair value as of March 31, 2014 and 2015, aggregated by type of available-for-sale securities included in “Marketable securities and other investments,” were as follows:

	Millions of yen
	2014
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥105,482	¥53,498	¥210	¥158,770
Debt securities	5	—	0	5

	Millions of yen
	2015
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥105,396	¥76,662	¥234	¥181,824
Debt securities	5	1	—	6

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Millions of yen
	2013	2014	2015
Proceeds	¥1,723	¥2,729	¥1,003
Gross realized gains	836	1,846	609
Gross realized losses	(44)	(44)	(734)

The fair value of and gross unrealized holding losses on available-for-sale securities and cost method investments included in other investments as of March 31, 2014 and 2015, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position, were as follows:

	Millions of yen
	2014
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥6,816	¥210	¥—	¥—	¥6,816	¥210
Debt securities	5	0	—	—	5	0
Cost method investments	16	110	326	1,674	342	1,784

	Millions of yen
	2015
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥3,094	¥234	¥—	¥—	¥3,094	¥234
Cost method investments	—	—	192	1,935	192	1,935

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Cost method investments included in other investments	¥13,061	¥13,178
Including: Investments whose fair values were not evaluated for impairment	10,836	11,050

The amount of other-than-temporary impairment of “marketable securities and other investments” is disclosed in Note 14 “Other income (expense).”